Borrowings (Details) - Schedule of Unsecured Borrowings at Amortized Cost - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Borrowings at amortized cost(a)
Syndicated term loan	[1]	$ 40,191	$ 38,626
Other term loan	[1]	93,788	95,720
Lease liabilities	[1]	34,966	34,192
Factoring obligations	[1]	4,017	2,317
Bank overdrafts	[1]	357	80
Notes	[1]	115,000	115,000
Total Interest bearing liabilities	[1]	288,319	285,935
Current		118,684	257,525
Non- Current		$ 169,635	$ 28,410

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 13. Trade and other receivables, net.